Loss per share - Schedule of loss per share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	2,285,085	555,690
Warrants [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	719,990	492,734
Share Options [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	138,500	62,956
RSUs [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	1,600	0
Convertible debentures [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	1,424,995	0